Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current
Profit sharing and bonuses	—	—
Performance bonus and operational targets	31,546	23,946
Total	31,546	23,946
Non-current
Profit sharing and bonuses	26,970	18,428
Severance indemnity payments	38,637	43,578
Total	65,607	62,006

Schedule of post employment benefit obligations

Reconciliation Changes in the benefit obligation	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	286	279	9,550
Current cost of service	—	—	—
Interest cost	12	12	255
Actuarial loss	54	180	(1,357)
Settlement	—	—	(7,739)
Benefits paid	(81)	(185)	(430)
Total	271	286	279

Reconciliation Changes in plan assets	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	5,382	4,982	13,497
Real return (loss) in the plan assets	236	585	(346)
Benefits paid	(81)	(185)	(430)
Settlement	—	—	(7,739)
Fair value of plan assets at the end of the year	5,537	5,382	4,982
Non-current-assets	5,266	5,095	4,703
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial income at the beginning of the year	249	59	1,039
Settlement	—	—	(1,627)
Gain	(49)	190	647
Adjustment to recognize the minimum pension obligation	200	249	59

Cost of service or benefits received during the year	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Financial cost	12	12	255
Real loss in plan assets	(231)	(214)	(363)
Settlement	—	—	(1,627)
Net periodic pension expenses	(219)	(202)	(1,735)

Schedule of staff severance indemnities
As of December 31, 2024, and 2023, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Opening balance	(43,578)	(34,899)	(27,099)
Current cost of service	(1,889)	(4,624)	(4,204)
Interest cost	(2,549)	(2,236)	(1,928)
Actuarial gain loss	3,149	(5,947)	(5,305)
Exchange rate difference	5,039	769	551
Benefits paid during the year	1,191	3,359	3,086
Total	(38,637)	(43,578)	(34,899)

Schedule of employee Actuarial assumption rate
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022	Annual/Years
Mortality rate	RV - 2020/CB - 2020	RV - 2020/CB - 2020	RV - 2014
Discount interest rate	5.75%	5.32%	5.12%
Inflation rate	3.00%	3.00%	3.41%
Voluntary retirement rate:
Men	3.82%	3.82%	6.49%	Annual
Women	3.82%	3.82%	6.49%	Annual
Salary increase	4.01%	4.01%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Schedule of sensitivity analysis of assumptions
As of December 31, 2024, 2023 and 2022, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2024	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,352)	2,647
Employee turnover rate	(309)	345

Sensitivity analysis as of December 31, 2023	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,575)	2,898
Employee turnover rate	(338)	378

Sensitivity analysis as of December 31, 2022	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,090)	2,352
Employee turnover rate	(274)	307